Income Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Deferred tax assets
Net operating loss carryforward in the U.S.	$ 622,760	$ 706,247
Net operating loss carryforward in the UAE	5,352,674	3,746,887
Net operating loss carryforward in PRC	181	19
Valuation allowance	(5,975,615)	(4,453,153)
Total net deferred tax assets